1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103	& Bockius LLP
215.963.5000	Counselors at Law
Fax: 215.963.5001

December 2, 2009

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:          SEI Institutional International Trust Post-Effective Amendment No. 47 to Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601)

Ladies and Gentlemen:

On behalf of our client, SEI Institutional International Trust (the  “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Act”), Post-Effective Amendment No. 47 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A, together with all Exhibits thereto.

This filing is made pursuant to Rule 485(a)(1) under the Act for the purpose of including summary sections pursuant to new Form N-1A requirements.

If you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact the undersigned at 215.963.5701.

Sincerely,

/s/ Sofia A. Rosala
Sofia A. Rosala, Esq.

cc: Ms. Julie P. Vossler